INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
GOODWILL
Goodwill at beginning of period	$ 1.8	$ 1.8
Impairment losses	0.0	0.0
Goodwill at end of period	1.7	1.8	$ 1.8
Cost:
GOODWILL
Goodwill at beginning of period	13.2	13.2	11.4
Exchange rate adjustments	(0.1)	0.0	0.0
Additions from business combinations	0.0	0.0	1.8
Goodwill at end of period	13.1	13.2	13.2
Impairment:
GOODWILL
Goodwill at beginning of period	(11.4)	(11.4)	(11.4)
Impairment losses	0.0	0.0	0.0
Goodwill at end of period	$ (11.4)	$ (11.4)	$ (11.4)